Investments in associates and joint ventures - Additional information about associates and joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position
Current assets	$ 51,695,747	$ 22,834,374
Non-current assets	190,730,869	114,859,795
Total assets	242,426,616	137,694,169
Current liabilities	30,248,731	18,282,443
Non-current liabilities	121,594,113	65,912,363
Total liabilities	151,842,844	84,194,806
Equity	90,583,772	53,499,363	$ 58,231,628	$ 57,107,780
Other complementary information
Cash and cash equivalents	14,549,906	5,082,308	7,075,758	$ 6,311,744
Loans and borrowings	9,206,283	4,923,346
Non-current	85,854,645	41,808,408
Statement of profit or loss
Sales revenue	91,881,204	50,223,393	71,488,512
Costs	(55,581,776)	(37,567,472)	(44,972,360)
Other operating income (expenses), net	(3,342,069)	(3,373,150)	(2,151,599)
Financial (expenses) income	(3,698,054)	(2,481,587)	(1,670,494)
Income tax (expense)	8,795,263	2,038,661	4,718,413
Financial year results	17,630,554	2,737,853	15,005,155
Other comprehensive income (loss) for the year, net of tax	3,571,125	1,356,224	(1,743,107)
Interligacao Eletrica do Madeira
Statement of financial position
Current assets	593,389
Non-current assets	4,432,664
Total assets	5,026,053
Current liabilities	325,049
Non-current liabilities	2,196,231
Total liabilities	2,521,280
Equity	2,504,773
Other complementary information
Cash and cash equivalents	207,703
Statement of profit or loss
Sales revenue	639,356
Costs	(18,021)
Other operating income (expenses), net	0
Financial (expenses) income	(129,094)
Income tax (expense)	(112,574)
Financial year results	379,667
Other comprehensive income (loss) for the year, net of tax	0
Depreciation and amortization	3,708
Transmissora Alianca de Energia Eletrica
Statement of financial position
Current assets	1,233,296
Non-current assets	8,985,539
Total assets	10,218,835
Current liabilities	711,592
Non-current liabilities	4,633,422
Total liabilities	5,345,014
Equity	4,873,821
Other complementary information
Cash and cash equivalents	128,256
Statement of profit or loss
Sales revenue	2,953,672
Costs	(450,666)
Other operating income (expenses), net	(117,526)
Financial (expenses) income	(562,549)
Income tax (expense)	(285,702)
Financial year results	1,537,229
Other comprehensive income (loss) for the year, net of tax	15,599
Depreciation and amortization	15,076
Offshore International Group
Statement of financial position
Current assets		266,240
Non-current assets		1,302,555
Total assets		1,568,795
Current liabilities		154,086
Non-current liabilities		871,089
Total liabilities		1,025,175
Equity		543,620
Other complementary information
Cash and cash equivalents		110,622
Statement of profit or loss
Sales revenue		325,812	529,167
Costs		(364,750)	(690,484)
Other operating income (expenses), net		(234,597)	(64,115)
Financial (expenses) income		(24,034)	(31,288)
Income tax (expense)		59,818	208,473
Financial year results		(237,751)	(48,247)
Other comprehensive income (loss) for the year, net of tax		0	0
Depreciation and amortization		205,243	226,654
Equion Energy Limited
Statement of financial position
Current assets	3,054,020	2,616,813
Non-current assets	3,850	13,538
Total assets	3,057,870	2,630,351
Current liabilities	62,157	81,259
Non-current liabilities	35,316	49,773
Total liabilities	97,473	131,032
Equity	2,960,397	2,499,319
Other complementary information
Cash and cash equivalents	106,858	36,601
Statement of profit or loss
Sales revenue	63,169	257,066	1,285,891
Costs	(45,201)	(127,672)	(671,179)
Other operating income (expenses), net	(8,553)	60,852	(624)
Financial (expenses) income	65,611	(1,090)	(3,660)
Income tax (expense)	(22,091)	(45,137)	(214,048)
Financial year results	52,935	144,019	396,380
Other comprehensive income (loss) for the year, net of tax	1,632,400	1,223,990	1,102,757
Depreciation and amortization	$ 399	$ 41,536	$ 404,482